Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves and accumulated others comprehensive income [line items]
Balances at the beginning of the year	$ 422,254
Ending balance	330,216	$ 422,254
Reserve for conversion of transactions in foreign currency [member]
Disclosure of reserves and accumulated others comprehensive income [line items]
Balances at the beginning of the year	422,254	52,164
Exchange differences on translating foreign operations of the year attributable to the owners of the Company	(92,038)	370,090
Ending balance	$ 330,216	$ 422,254